Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

June 6, 2013

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)
Post-Effective Amendment No. 298 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Funds’ (listed in Exhibit A) prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 298 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on May 30, 2013 (accession no.: 0001081400-13-000258).

If you have any questions or would like further information, please call me at (617) 210-3682.

 Very truly yours,

 /s/ Maureen E. Towle

Maureen E. Towle

Senior Counsel

APPENDIX A

Funds Trust

Wells Fargo Advantage Dow Jones Target Today Fund - Class R6 (formerly Institutional Class)
Wells Fargo Advantage Dow Jones Target 2010 Fund - Class R6 (formerly Institutional Class)
Wells Fargo Advantage Dow Jones Target 2015 Fund - Class R6 (formerly Institutional Class)
Wells Fargo Advantage Dow Jones Target 2020 Fund - Class R6 (formerly Institutional Class)
Wells Fargo Advantage Dow Jones Target 2025 Fund - Class R6 (formerly Institutional Class)
Wells Fargo Advantage Dow Jones Target 2030 Fund - Class R6 (formerly Institutional Class)
Wells Fargo Advantage Dow Jones Target 2035 Fund - Class R6 (formerly Institutional Class)
Wells Fargo Advantage Dow Jones Target 2040 Fund - Class R6 (formerly Institutional Class)
Wells Fargo Advantage Dow Jones Target 2045 Fund - Class R6 (formerly Institutional Class)
Wells Fargo Advantage Dow Jones Target 2050 Fund - Class R6 (formerly Institutional Class)
Wells Fargo Advantage Dow Jones Target 2055 Fund - Class R6 (formerly Institutional Class)